Note 9 - Stock-Based Compensation - Allocation of Stock Option Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Stock Option [Member] | General and Administrative Expense [Member]
Allocated stock option expense	$ 69,057	$ 101,896	$ 231,936
Employee Stock Option [Member] | Research and Development Expense [Member]
Allocated stock option expense	32,134	41,539	78,140
Employee Stock Option [Member]
Allocated stock option expense	$ 101,191	$ 143,435	$ 310,076